Annual Total Returns (dei_LegalEntityAxis)	0 Months Ended
Sep. 07, 2012
(Delaware Global Real Estate Opportunities Fund - Institutional) | Institutional Class
Bar Chart Table:
Annual Return 2008	(46.33%)
Annual Return 2009	30.67%
Annual Return 2010	19.64%
Annual Return 2011	(3.86%)
(Delaware Global Real Estate Opportunities Fund - Retail) | Class A
Bar Chart Table:
Annual Return 2008	(46.46%)
Annual Return 2009	30.40%
Annual Return 2010	19.39%
Annual Return 2011	(4.13%)